Summary of significant accounting policies (Tables)	12 Months Ended
Jun. 30, 2020
Summary of Significant Accounting Policies [Abstract]
Schedule of evolution of these indices
Annual price variation	June 30, 2018	June 30, 2019	June 30, 2020	Cumulative as of June 30, 2020 (3 years)
	29%	56%	43%	128%

Schedule of income and other comprehensive income

Standards and amendment	Description	Date of mandatory adoption for the Group in the year ended on
IFRS 16 "Leases".

Lessees are required to account for all leases under one single model in the balance sheet that is similar to the one used to account for financial leases under IAS 17, including two exceptions for the recognition of leases; low-cost asset leases and short-term leases. Accounting by the lessor has no significant changes.

06-30- 2020
Amendment to IAS 28 "Investment in associates and joint ventures"	Requires the adoption of IFRS 9 regarding long-term investments that are essentially part of the net investment of an entity in an associate or joint venture.	06-30- 2020
Definition of Material - Amendments to IAS 1 and IAS 8

The IASB has made modifications to IAS 1 "Presentation of Financial Statements" and IAS 8"Accounting policies, changes in accounting estimates and errors" and which requires that the assessment of materiality be consistent for the application of IFRS.

06-30-2020
Defining a business - Amendments to IFRS 3	The new business definition requires that a business combination contribute significantly to creating products or services.	06-30-2020
Amendments to IAS 19- Plan amendment, curtailment or settlement.

Clarifies the accounting for defined benefit plan amendments, curtailments or settlements. The amendments require an entity to: (i) determine current service cost and net interest for the remainder of the period after a plan amendment, curtailment or settlement, using updated assumptions at the time of the amendment; (ii) recognize any reduction in a surplus immediately in gains or losses, as part of past service cost or a gain or loss on settlement. In other words, any surplus reduction must be recognized, even if that surplus was not previously recognized because of the impact of the asset ceiling; and (iii) separately recognize any change in the asset ceiling through other comprehensive income.

06-30-2019

Standards and amendment	Description	Date of mandatory adoption for the Group in the year ended on
Covid-19- related lease concessions – Amendments to IFRS 16	As a result of the COVID-19 pandemic, lessees have been granted lease concessions. Such concessions may take a variety of forms, including forgiveness or deferral of rental payments. In May 2020, the IASB amended IFRS 16 – Leases, whereby lessees are permitted to account for the rent concessions as if they were not lease modifications. In several cases, this will result in such concessions being accounted for as variable rent payments within Within the period in which they are granted.	06-30- 2021
Property, Plant and Equipment: Proceeds before Intended Use – Amendments to IAS 16	Amendment to IAS 16 – Property, Plant and Equipment (PP&E) prohibits deducting from the cost of an item of property, plant and equipment any proceeds from selling items produced while the entity is preparing the asset for its intended use. It also specifies that an entity is "testing whether an item of PPE is functioning properly" when it assesses its technical and physical performance. The financial performance of the asset is not relevant for such assessment.	06-30- 2023
Reference to the Conceptual Framework – Amendments to IFRS 3	Some minor amendments were made to IFRS 3 Business combinations to update references to the Conceptual Framework for financial information and add an exception to the recognition principles for liabilities and contingent liabilities within the scope of IAS 37, Provisions, Contingent liabilities and contingent assets and interpretation 21 Levies. The amendments also confirm that contingent assets should not be recognized on the acquisition date.	06-30-2023
Annual Improvements to IFRS 2018-2020

The following improvements were issued in May 2020:

IFRS 9 Financial instruments. The amendment clarifies which fees an entity includes when it applies the '10 per cent' test in assessing whether to derecognize a financial liability.

IFRS 16 Leases. The amendment to Illustrative Example 13 removes from the example the illustration of the reimbursement of leasehold improvements by the lessor in order to resolve any potential confusion regarding the treatment of lease incentives that might arise.

IFRS 1 First-time adoption of International Financial Reporting Standards: Entities that have measured their assets and liabilities at the carrying amounts in their parents´ books are also allowed to measure cumulative translation differences using the amounts reported by their parents. This amendment will also apply to associated and joint ventures that have also taken the IFRS 1 exemption.

IAS 41: This amendment removes the requirement for entities to exclude taxation cash flows when measuring the fair value pursuant to IAS 41. This amendment is intended to align with the requirement in the standard to discount cash flows on a post-tax basis.

06-30-2023

Schedule of financial position

	07.01.2019
	Implamentation of NIIF 16	Implementation of IAS 28	Total
ASSETS
Non- Current Assets
Investment properties	426	-	426
Right-of-use assets	14,124	-	14,124
Investments in associates and joint ventures	-	(1,979)	(1,979)
Trade and other receivables	81	-	81
Total Non-Current Assets	14,631	(1,979)	12,652
Current assets	-	-	-
Income tax and MPIT credit	17	-	17
Trade and other receivables	(170)	-	(170)
Group of assets held for sale	3,121	-	3,121
Total current assets	2,968	-	2,968
TOTAL ASSETS	17,599	(1,979)	15,620
SHAREHOLDERS' EQUITY	-	-	-
Capital and reserves attributable to equity holders of the parent	-	-	-
Retained earnings	(187)	(1,119)	(1,306)
Total capital and reserves attributable to equity holders of the parent	(187)	(1,119)	(1,306)
Non-controlling interest	-	(860)	(860)
TOTAL SHAREHOLDERS' EQUITY	(187)	(1,979)	(2,166)
LIABILITIES	-	-	-
Non-Current Liabilities	-	-	-
Lease liabilities	10,622	-	10,622
Total Non-Current Liabilities	10,622	-	10,622
Current Liabilities	-	-	-
Lease liabilities	3,925	-	3,925
Trade and other payables	(89)	-	(89)
Group of liabilities held for sale	3,328	-	3,328
Total Current Liabilities	7,164	-	7,164
TOTAL LIABILITIES	17,786	-	17,786
TOTAL SHAREHOLDERS' EQUITY AND LIABILITIES	17,599	(1,979)	15,620

Schedule of business through several operating and investment companies

			% of ownership interest held by the Group
Name of the entity	Country	Main activity	06.30.2020	06.30.2019	06.30.2018
IRSA's direct interest:
IRSA CP (1)	Argentina	Real estate	80.65%	83.80%	86.34%
E-Commerce Latina S.A.	Argentina	Investment	100.00%	100.00%	100.00%
Efanur S.A.	Uruguay	Investment	100.00%	100.00%	100.00%
Hoteles Argentinos S.A.U.	Argentina	Hotel	100.00%	100.00%	80.00%
Inversora Bolívar S.A.	Argentina	Investment	100.00%	100.00%	100.00%
Llao Llao Resorts S.A. (2)	Argentina	Hotel	50.00%	50.00%	50.00%
Nuevas Fronteras S.A.	Argentina	Hotel	76.34%	76.34%	76.34%
Palermo Invest S.A.	Argentina	Investment	100.00%	100.00%	100.00%
Ritelco S.A.	Uruguay	Investment	100.00%	100.00%	100.00%
Tyrus S.A.	Uruguay	Investment	100.00%	100.00%	100.00%
U.T. IRSA y Galerias Pacifico (2)	Argentina	Investment	50.00%	50.00%	50.00%
IRSA CP's direct interest:
Arcos del Gourmet S.A.	Argentina	Real estate	90.00%	90.00%	90.00%
Emprendimiento Recoleta S.A.	Argentina	Real estate	53.68%	53.68%	53.68%
Fibesa S.A. (3)	Argentina	Real estate	100.00%	100.00%	100.00%
Panamerican Mall S.A.	Argentina	Real estate	80.00%	80.00%	80.00%
Shopping Neuquén S.A.	Argentina	Real estate	99.95%	99.95%	99.92%
Torodur S.A.	Uruguay	Investment	100.00%	100.00%	100.00%
EHSA	Argentina	Investment	70.00%	70.00%	70.00%
Centro de Entretenimiento La Plata	Argentina	Real estate	100.00%	100.00%	100.00%
Pareto S.A.	Argentina	design and software development	69.69%	69.69%	-
La Malteria	Argentina	Real estate	-	100.00%	-
Tyrus S.A.'s direct interest:
DFL and DN BV	Bermuda's / Netherlands	Investment	97.04%	96.46%	91.57%
I Madison LLC	USA	Investment	-	-	-
IRSA Development LP	USA	Investment	-	-	-
IRSA International LLC	USA	Investment	100.00%	100.00%	100.00%
Jiwin S.A.	Uruguay	Investment	100.00%	100.00%	100.00%
Liveck S.A. (7)	Uruguay	Investment	100.00%	100.00%	100.00%
Real Estate Investment Group V LP (REIG V)	Bermuda's	Investment	-	100.00%	100.00%
Real Estate Strategies LLC	USA	Investment	100.00%	100.00%	100.00%
Efanur S.A.'s direct interest:
Real Estate Investment Group VII LP (REIG VII)	Bermuda's	Investment	100.00%	100.00%	100.00%
DFL's and DN BV's direct interest:
IDB Development Corporation Ltd.	Israel	Investment	100.00%	100.00%	100.00%
Dolphin IL Investment Ltd.	Israel	Investment	100.00%	100.00%	100.00%
DIL's direct interest:
Discount Investment Corporation Ltd. (4)	Israel	Investment	83.72%	83.77%	76.57%
IDBD's direct interest:
IDB Tourism (2009) Ltd.	Israel	Tourism services	100.00%	100.00%	100.00%
IDB Group Investment Inc	Israel	Investment	100.00%	100.00%	100.00%
DIC's direct interest:
Property & Building Corporation Ltd.	Israel	Real estate	72.40%	68.80%	64.40%
Cellcom Israel Ltd. (5)	Israel	Telecommunications	46.20%	44.10%	43.14%
Elron Electronic Industries Ltd.	Israel	Investment	61.06%	61.06%	50.30%
Bartan Holdings and Investments Ltd.	Israel	Investment	55.68%	55.68%	55.68%
Epsilon Investment House Ltd.	Israel	Investment	68.75%	68.75%	68.75%
Mehadrin Ltd (8)	Israel	Agricultural	43.75%	-	-
PBC's direct interest:
Gav-Yam Bayside Land Corporation Ltd. (6)	Israel	Real estate	-	51.70%	51.70%
Ispro The Israeli Properties Rental Corporation Ltd.	Israel	Real estate	100.00%	100.00%	100.00%
Matam - Scientific Industries Center Haifa Ltd.	Israel	Real estate	50.10%	50.10%	50.10%
Hadarim Properties Ltd.	Israel	Real estate	100.00%	100.00%	100.00%
Property & Building (Commercial Centers) Ltd.	Israel	Real estate	100.00%	100.00%	100.00%
PBC USA Investments Inc	USA	Real estate	100.00%	100.00%	100.00%

(1) Includes interest held through E-Commerce Latina S.A. and Tyrus S.A..

(2) The Group has consolidated the investment in Llao Llao Resorts S.A. and UT IRSA and Galerías Pacífico considering its equity interest and a shareholder agreement that confers it majority of votes in the decision making process.

(3) Includes interest held through Ritelco S.A. and Torodur S.A.

(4) Includes Tyrus' equity interest.

(5) DIC considers it exercises effective control over Cellcom because DIC is the group with the higher percentage of votes (48.5%) vis-à-vis other shareholders, also taking into account the historic voting performance in the Shareholders' Meetings, as well as the evaluation of the holdings of the remaining shareholders, which are highly atomized.

(6) Control was lost in September 2019. See Note 4.C.

(7) Includes Tyrus' and IRSA S.A.'s equity interests.

(8) DIC considers that it exercises control because DIC is the group with the higher percentage of votes (43.75%) vis-à-vis other shareholders that are highly atomized.

Schedule of useful life
Buildings and facilities	Between 5 and 50 years
Machinery and equipment	Between 3 and 24 years
Communication networks	Between 4 and 20 years
Others	Between 3 and 25 years